SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)	12 Months Ended
Dec. 31, 2025
Pfizer Savings Plan
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, Line 4i – Schedule of Assets (Held At End of Year)

PFIZER SAVINGS PLAN SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
As of December 31, 2025
(THOUSANDS OF DOLLARS)
	Identity of Issuer, Borrower, Lessor or Similar Party	Description of Investment	Rate of Interest	Maturity Date	Cost****	Current Value

*	Pfizer Inc.	Common stock				$938,916

*	NTGI Collective Government Short-Term
	Investment Fund	Collective trust fund				46,488
*	Fidelity Large Cap Growth Fund	Collective trust fund				1,857,329
	Boston Partners Large Cap Value Fund	Collective trust fund				828,386
*	SSGA S&P 500 Index Fund	Collective trust fund				3,924,098
*	SSGA International Equity Index Fund	Collective trust fund				267,765
*	SSGA Small-Mid Cap Equity Index Fund	Collective trust fund				1,158,604
	Wellington International Equity Fund	Collective trust fund				476,081
	Jennison Small-Mid Cap Equity Fund	Collective trust fund				181,232
	Acadian International Equity Fund	Collective trust fund				476,703
*	SSGA Bond Index Fund	Collective trust fund				161,178
	Vanguard Target Retirement Income Trust Select	Collective trust fund				365,509
	Vanguard Target Retirement 2020 Trust Select	Collective trust fund				369,665
	Vanguard Target Retirement 2025 Trust Select	Collective trust fund				615,470
	Vanguard Target Retirement 2030 Trust Select	Collective trust fund				1,641,291
	Vanguard Target Retirement 2035 Trust Select	Collective trust fund				1,425,624
	Vanguard Target Retirement 2040 Trust Select	Collective trust fund				1,737,376
	Vanguard Target Retirement 2045 Trust Select	Collective trust fund				1,101,550
	Vanguard Target Retirement 2050 Trust Select	Collective trust fund				729,856
	Vanguard Target Retirement 2055 Trust Select	Collective trust fund				538,223
	Vanguard Target Retirement 2060 Trust Select	Collective trust fund				328,733
	Vanguard Target Retirement 2065 Trust Select	Collective trust fund				61,099
	Vanguard Target Retirement 2070 Trust Select	Collective trust fund				4,746
	Columbia Trust U.S. Smaller Companies Fund	Collective trust fund				181,776
	Nuveen Quant Small-Mid Cap Equity Fund	Collective trust fund				181,232
	Total common/collective trust funds					18,660,013

	SEI Diversified Bond Fund – Core	Mutual fund				509,605
	SEI Diversified Bond Fund – High Yield	Mutual fund				14,156
	SEI Diversified Bond Fund - Emerging Markets	Mutual fund				28,311
	SEI Diversified Bond Fund - Opportunities Income	Mutual fund				14,156
	Total mutual funds					566,228

	Self-Directed Brokerage Account	Self-directed brokerage account				487,501

PFIZER SAVINGS PLAN SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
As of December 31, 2025
(THOUSANDS OF DOLLARS)
(continued)
Identity of Issuer, Borrower, Lessor or Similar Party	Description of Investment	Rate of Interest	Maturity Date	Cost****	Current Value
Separate Account –

Abbott Laboratories	Common stock				14,368
Alphabet Inc.	Common stock				149,197
Amazon.com Inc.	Common stock				137,812
Apple Inc.	Common stock				73,464
Applied Materials Inc.	Common stock				11,156
Applovin Corp - Class A	Common stock				19,160
Argenx SE	Common stock				4,886
Astera Labs Inc.	Common stock				6,107
Broadcom Inc.	Common stock				104,078
Broadridge Financial Solutions Inc.	Common stock				9,735
Cadence Design Sys Inc.	Common stock				13,991
Cava Group Inc.	Common stock				7,149
CBOE Global Markets Inc.	Common stock				17,195
Celsius Holdings Inc.	Common stock				14,560
Chipotle Mexican Grill Inc.	Common stock				18,060
Copart Inc.	Common stock				7,709
Costco Wholesale Corp.	Common stock				32,026
Dexcom Inc.	Common stock				6,701
Eli Lilly and Company	Common stock				60,271
Ferrari NV	Common stock				13,336
Garmin Ltd.	Common stock				4,848
Home Depot Inc.	Common stock				26,909
Intuit Inc.	Common stock				14,355
Intuitive Surgical Inc.	Common stock				30,675
Manhattan Associates Inc.	Common stock				8,790
McKesson Corp.	Common stock				23,653
Meta Platforms Inc. - Class A	Common stock				97,435
Mettler-Toledo International Inc.	Common stock				15,697
Microsoft Corp.	Common stock				158,106
Monster Beverage Corp.	Common stock				35,861
Motorola Solutions Inc.	Common stock				5,365
Netflix Inc.	Common stock				53,106
Nvidia Corp.	Common stock				180,721
On Holding AG Class A	Common stock				8,406
Otis Worldwide Corp.	Common stock				8,412
Procore Technologies Inc.	Common stock				8,084
Progressive Corp.	Common stock				13,771
Qualcomm Inc.	Common stock				14,900
Reddit Inc. - Class A	Common stock				9,840
SAIA Inc.	Common stock				11,928
Servicenow Inc.	Common stock				12,900
Sherwin-Williams Co. / The	Common stock				17,998

PFIZER SAVINGS PLAN SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
As of December 31, 2025
(THOUSANDS OF DOLLARS)
(continued)
	Identity of Issuer, Borrower, Lessor, or Similar Party	Description of Investment	Rate of Interest	Maturity Date	Cost****	Current Value

	Spotify Inc.	Common stock				11,901
	Stryker Corp.	Common stock				23,998
	Texas Instruments Inc.	Common stock				19,185
	Texas Roadhouse Inc.	Common stock				8,648
	TJX Companies Inc.	Common stock				22,143
	Toast Inc.	Common stock				6,016
	Tractor Supply Co.	Common stock				13,061
	Trex Co Inc.	Common stock				3,642
	United Rentals Inc.	Common stock				10,049
	Unitedhealth Group Inc.	Common stock				10,840
	Veeva Sys Inc. - Class A	Common stock				21,793
	Verisk Analytics Inc.	Common stock				20,037
	Vertex Pharmaceuticals Inc.	Common stock				23,861
	Visa Inc. - Class A Shares	Common stock				74,673
	Waters Corp.	Common stock				9,258
	Total common stock					1,761,828

*	NTGI Collective Government Short-Term
	Investment Fund	Collective trust fund				38,734

	ASML Holding NV - NY Reg Shs	New York registry shares				12,033
	Taiwan Semiconductor SP ADR	American depositary receipt				39,572
	Genmab A/S - SP ADR	American depositary receipt				5,786
	Total other					57,391

	Total separate account					1,857,953

PFIZER SAVINGS PLAN SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
As of December 31, 2025
(THOUSANDS OF DOLLARS)
(continued)
	Identity of Issuer, Borrower, Lessor, or Similar Party	Description of Investment	Rate of Interest	Maturity Date	Cost****	Current Value

	T. Rowe Price Stable Value Fund –
***	American General Life Insurance Company Contract #GA-IM-266-1658155	Synthetic investment contract	3.24%	**		106,822
***	JPMorgan Chase Bank, N.A. Contract #ATRPPFIZER 01	Synthetic investment contract	3.15%	**		116,878
***	New York Life Insurance and Annuity Corporation Contract #GA-29352	Synthetic investment contract	3.05%	**		129,613
***	The Prudential Insurance Company of America Contract #GA-63191	Synthetic investment contract	3.06%	**		142,603
***	Royal Bank of Canada Contract #TRPPFIZER01	Synthetic investment contract	3.25%	**		94,123
***	State Street Bank and Trust Company Contract #96028	Synthetic investment contract	3.11%	**		111,656
***	Massachusetts Mutual Life Insurance Company Contract #30011	Synthetic investment contract	3.03%	**		132,189
***	Metropolitan Tower Life Insurance Company Contract #38127	Synthetic investment contract	3.20%	**		153,042
***	Pacific Life Insurance Company Contract #G-27852.01.001	Synthetic investment contract	3.07%	**		119,769
***	Citibank N.A. Contract #TR24-100	Synthetic investment contract	3.06%	**		95,956
	Total T. Rowe Price Stable Value Fund					1,202,651

	Total investments					23,713,262

*	Notes receivable from participants	Interest Rates: 3.25% - 10.50%				101,255
		Maturity Dates: 2026 - 2041
	Total					$23,814,517

*	Party-in-interest as defined by ERISA
**	Open-ended maturity
***	Current value represents contract value
****	Cost information omitted as all investments are fully participant-directed. This information is not required by ERISA or the Department of Labor to be reported for participant-directed investments.
Amounts may not add due to rounding.
See accompanying Report of Independent Registered Public Accounting Firm.